ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE SHORT-TERM INCOME FUND
Unaudited		February 29, 2008
Portfolio of Investments ‡	$ Par/Shares	Value
(Amounts in 000s)

CORPORATE BONDS 28.2%
Aerospace & Defense 1.3%
Boeing Capital, 7.375%, 9/27/10	4,800	5,312
General Dynamics, 4.50%, 8/15/10	4,550	4,724
Northrop Grumman, 7.125%, 2/15/11	6,795	7,451
		17,487
Airlines 0.5%
Southwest Airlines, 6.50%, 3/1/12	6,000	6,283
		6,283
Automotive 0.8%
American Honda Finance, 3.85%, 11/6/08 (1)	2,750	2,767
DaimlerChrysler, VR, 3.562%, 8/3/09	1,290	1,276
DaimlerChrysler, VR, 5.541%, 3/13/09	2,000	1,984
Nissan Motor Acceptance Corporation, 4.625%, 3/8/10 (1)	845	863
Toyota Motor Credit, 5.45%, 5/18/11	3,500	3,703
		10,593
Banking 4.5%
American Express Centurion Bank, 4.375%, 7/30/09	2,100	2,121
Bank of America, 4.25%, 10/1/10	1,000	1,025
Bank of America, 4.375%, 12/1/10	2,100	2,171
Bank of America, 4.50%, 8/1/10	1,375	1,419
Bank of New York, 5.41%, 5/15/09	2,400	2,458
Barclays, 7.40%, 12/15/09	2,750	2,936
BB&T, 6.50%, 8/1/11	3,500	3,727
Capital One Bank, 5.00%, 6/15/09	1,375	1,372
Capital One Bank, 5.75%, 9/15/10	1,000	1,000
Citigroup, 3.625%, 2/9/09	1,820	1,828
Citigroup, 5.85%, 7/2/13	5,000	5,295
HSBC Bank USA, 6.625%, 3/1/09	1,500	1,535
Islandbanki, VR, 4.418%, 10/15/08 (1)	1,445	1,400
JPMorgan, 6.25%, 1/15/09	5,250	5,351
Key Bank, 4.412%, 3/18/08	385	385
Keycorp, 4.70%, 5/21/09	320	325
Landwirtschaftliche Rentenbank, 3.75%, 6/15/09	765	773
Marshall & Ilsley Bank, 5.15%, 2/22/12	2,125	2,190
Nationwide Building Society, 4.00%, 1/15/09 (1)	3,500	3,529
PNC Funding, 4.50%, 3/10/10	1,500	1,538
PNC Funding, 7.50%, 11/1/09	1,950	2,073
SunTrust Banks, 7.75%, 5/1/10	3,000	3,241
U.S. Bank, 6.375%, 8/1/11	6,000	6,434
Wachovia, 3.625%, 2/17/09	1,250	1,244
Wells Fargo, 4.20%, 1/15/10	2,710	2,768
Wells Fargo, 4.875%, 1/12/11	1,000	1,039
World Savings Bank, 4.125%, 12/15/09	2,070	2,103
		61,280
Beverages 0.4%
Miller Brewing, 4.25%, 8/15/08 (1)	1,000	1,005
SABmiller, 6.20%, 7/1/11 (1)	4,155	4,406
		5,411
Broadcasting 0.1%
Viacom, 5.75%, 4/30/11	1,430	1,477
		1,477
Building & Real Estate 0.2%
Centex, 4.55%, 11/1/10	1,245	1,102
D.R. Horton, 4.875%, 1/15/10	520	488
Pulte Homes, 4.875%, 7/15/09	1,020	984
		2,574
Building Products 0.1%
CRH America, 5.30%, 10/15/13	1,965	1,930
		1,930
Cable Operators 0.6%
Comcast Cable Communications, 6.75%, 1/30/11	3,000	3,170
Time Warner Cable, 5.40%, 7/2/12	5,000	5,043
		8,213
Chemicals 0.3%
Lubrizol, 4.625%, 10/1/09	3,700	3,740
Lubrizol, 5.875%, 12/1/08	30	30
		3,770
Computer Service & Software 0.5%
IBM, 4.25%, 9/15/09	2,000	2,048
Oracle, 5.00%, 1/15/11	4,120	4,269
		6,317
Conglomerates 0.8%
GE Capital, 3.25%, 6/15/09	1,000	1,007
GE Capital, 5.25%, 10/19/12	6,000	6,283
United Technologies, 4.375%, 5/1/10	3,310	3,431
		10,721
Consumer Products 0.2%
Fortune Brands, 5.125%, 1/15/11	1,500	1,508
Whirlpool, 6.125%, 6/15/11	755	796
		2,304
Drugs 0.6%
Biogen Idec, 6.00%, 3/1/13	5,965	6,053
Genentech, 4.40%, 7/15/10	1,890	1,951
		8,004
Energy 0.7%
Abu Dhabi National Energy, 5.62%, 10/25/12 (1)	5,600	5,759
Premcor Refining Group, 6.75%, 2/1/11	1,595	1,730
Transocean, 5.25%, 3/15/13	2,540	2,664
		10,153
Entertainment & Leisure 0.2%
Walt Disney, 5.70%, 7/15/11	2,500	2,664
		2,664
Exploration & Production 0.3%
Encana, 4.60%, 8/15/09	4,400	4,484
		4,484
Financial 1.1%
American Express, 5.25%, 9/12/11	1,750	1,799
CIT Group, VR, 3.215%, 8/15/08	805	790
Countrywide Financial, 4.50%, 6/15/10	2,000	1,770
Countrywide Home Loans, 3.25%, 5/21/08	2,980	2,913
Countrywide Home Loans, 4.125%, 9/15/09	2,070	1,863
International Lease Finance, 3.50%, 4/1/09	1,500	1,494
National Rural Utilities, 5.75%, 8/28/09	1,500	1,558
SLM Corporation, 4.00%, 1/15/10	1,500	1,412
SLM Corporation, VR, 5.43%, 4/1/09	1,535	1,415
		15,014
Food Processing 0.5%
Bunge Limited Finance, 4.375%, 12/15/08	2,790	2,787
General Mills, 6.378%, 10/15/08	3,000	2,990
McCormick & Co., 3.35%, 4/15/09	765	771
McCormick & Co., 5.80%, 7/15/11	520	557
		7,105
Gaming 0.1%
Harrah's Operating, 5.50%, 7/1/10	1,655	1,465
		1,465
Gas & Gas Transmission 0.6%
Enterprise Products Operations, 4.95%, 6/1/10	2,600	2,661
Kinder Morgan, 6.50%, 9/1/12	1,875	1,899
Spectra Energy Capital, 7.50%, 10/1/09	1,920	2,013
Valero Energy, 3.50%, 4/1/09	1,900	1,904
		8,477
Health Care 0.4%
Medtronic, 4.375%, 9/15/10	1,800	1,856
WellPoint, 5.00%, 1/15/11	2,900	2,976
		4,832
Information Technology 0.6%
Hewlett-Packard, 4.50%, 3/1/13	2,700	2,755
Hewlett-Packard, 5.25%, 3/1/12	3,000	3,162
National Semiconductor, 6.15%, 6/15/12	2,325	2,459
		8,376
Insurance 0.6%
New York Life Global Funding, 4.625%, 8/16/10 (1)	4,000	4,145
Principal Life Income Funding, 5.20%, 11/15/10	2,035	2,143
Prudential Financial, 3.75%, 5/1/08	1,600	1,600
Travelers Property Casualty, 3.75%, 3/15/08	270	270
		8,158
Investment Dealers 1.6%
Credit Suisse First Boston, 3.875%, 1/15/09	1,950	1,965
Credit Suisse First Boston, 4.875%, 8/15/10	2,700	2,812
Goldman Sachs, 6.875%, 1/15/11	5,250	5,682
Lehman Brothers, 3.95%, 11/10/09	1,500	1,495
Lehman Brothers, 4.25%, 1/27/10	2,750	2,733
Merrill Lynch, 4.79%, 8/4/10	1,000	1,013
Merrill Lynch, 5.45%, 2/5/13	1,910	1,928
Merrill Lynch, VR, 5.47%, 3/2/09	1,075	1,086
Morgan Stanley, 4.00%, 1/15/10	2,750	2,769
		21,483
Manufacturing 1.4%
3M Company, 5.125%, 11/6/09	925	964
Caterpillar Financial Services, 4.15%, 1/15/10	1,250	1,274
Caterpillar Financial Services, 4.35%, 3/4/09	1,300	1,318
Caterpillar Financial Services, 4.50%, 9/1/08	1,000	1,007
Honeywell International, 4.25%, 3/1/13	3,845	3,904
John Deere Capital, 4.95%, 12/17/12	9,600	10,079
		18,546
Media & Communications 0.3%
Cox Enterprises, 4.375%, 5/1/08 (1)	945	945
News America Holdings, 7.375%, 10/17/08	1,890	1,916
Time Warner Entertainment, 7.25%, 9/1/08	945	959
		3,820
Metals 0.1%
Alcoa, 7.375%, 8/1/10	1,500	1,608
		1,608
Metals & Mining 0.0%
Rio Tinto, 2.625%, 9/30/08	485	482
		482
Oil Field Services 0.4%
Baker Hughes, 6.00%, 2/15/09	5,425	5,566
		5,566
Other Telecommunications 0.5%
British Telecommunications, 5.15%, 1/15/13	6,500	6,657
		6,657
Petroleum 1.4%
Amerada Hess, 6.65%, 8/15/11	5,500	5,969
Amerada Hess, 7.375%, 10/1/09	545	585
ConocoPhillips Canada, 5.30%, 4/15/12	5,645	5,971
Devon Financing, 6.875%, 9/30/11	4,765	5,245
Pemex Project Funding Master Trust, VR, 6.291%, 6/15/10 (1)	1,075	1,083
		18,853
Publishing 0.2%
Dun & Bradstreet, 5.50%, 3/15/11	2,700	2,805
		2,805
Railroads 0.5%
CSX, 6.75%, 3/15/11	2,000	2,125
Norfolk Southern, 6.00%, 4/30/08	2,750	2,760
Union Pacific, 6.65%, 1/15/11	1,500	1,597
		6,482
Real Estate Investment Trusts 0.3%
Avalonbay Communities, 6.625%, 9/15/11	1,440	1,490
Simon Property Group, 4.60%, 6/15/10	2,565	2,574
Vornado Realty, 4.50%, 8/15/09	555	545
		4,609
Retail 0.8%
CVS, 4.00%, 9/15/09	2,000	2,012
J.C. Penney, 8.00%, 3/1/10	2,000	2,107
Target, 5.375%, 6/15/09	1,000	1,028
Target, 7.50%, 8/15/10	1,700	1,862
Wal-Mart Stores, 6.875%, 8/10/09	4,350	4,602
		11,611
Specialty Retailers 0.2%
Home Depot, 3.75%, 9/15/09	810	804
Home Depot, 5.20%, 3/1/11	1,925	1,954
		2,758
Supermarkets 0.0%
Safeway, 4.125%, 11/1/08	445	446
		446
Telephones 1.1%
AT&T, 4.95%, 1/15/13	2,500	2,575
AT&T, 5.30%, 11/15/10	3,000	3,159
AT&T, VR, 3.278%, 11/14/08	720	721
Deutsche Telekom International Finance, 3.875%, 7/22/08	1,115	1,119
France Telecom, STEP, 7.75%, 3/1/11	1,515	1,654
Telecom Italia Capital, 4.00%, 1/15/10	790	788
Telefonos de Mexico, 4.50%, 11/19/08	850	853
Verizon Communications, 4.35%, 2/15/13	2,500	2,530
Verizon Global Funding, 7.25%, 12/1/10	1,765	1,932
		15,331
Transportation 0.3%
Federal Express, 3.50%, 4/1/09	2,100	2,105
Federal Express, 5.50%, 8/15/09	1,910	1,970
		4,075
Transportation Services 0.5%
ERAC USA Finance Company, 7.95%, 12/15/09 (1)	2,985	3,210
GATX Corporation, 5.50%, 2/15/12	4,130	4,229
		7,439
Utilities 2.2%
Alabama Power, 4.85%, 12/15/12	4,700	4,918
American Electric Power, 5.375%, 3/15/10	1,318	1,362
Appalachian Power, 5.65%, 8/15/12	3,000	3,165
Centerpoint Energy, 5.875%, 6/1/08	1,765	1,766
Consumers Energy, 4.00%, 5/15/10	3,500	3,534
Duke Energy, 5.375%, 1/1/09	2,000	2,033
Niagara Mohawk Power, 7.75%, 10/1/08	340	348
NiSource Finance Corp., VR, 3.663%, 11/23/09	1,000	971
Pacific Gas & Electric, 3.60%, 3/1/09	6,250	6,279
Sempra Energy, 7.95%, 3/1/10	2,300	2,500
Virginia Electric & Power, 5.10%, 11/30/12	3,065	3,209
		30,085
Wireless Communications 0.2%
Sprint Capital, 7.625%, 1/30/11	1,845	1,624
Sprint Nextel, VR, 5.243%, 6/28/10	1,550	1,246
		2,870
Wireline Communications 0.2%
Telefonica Emisiones, 5.984%, 6/20/11	2,010	2,103
		2,103

Total Corporate Bonds (Cost $376,696)		384,721
ASSET-BACKED SECURITIES 11.1%
Auto Backed 4.9%
AmeriCredit Automobile Receivables Trust
Series 2006-RM, Class A3
5.53%, 1/6/14	1,040	1,022
Bank of America Securitized Trust
Series 2005-WF1, Class A4
4.08%, 4/18/10	3,555	3,558
Bay View Auto Trust
Series 2005-3, Class A4
5.01%, 6/25/14	1,890	1,893
Capital Auto Receivables Asset Trust
Series 2006-1, Class B
5.26%, 10/15/10	435	448

Capital Auto Receivables Asset Trust
Series 2006-SN1A, Class A4B, VR
3.231%, 3/20/10 (1)	1,650	1,644

Capital Auto Receivables Asset Trust
Series 2006-SN1A, Class B
5.50%, 4/20/10 (1)	230	232

Capital One Prime Auto Recevibles Trust
Series 2006-2, Class A4
4.94%, 7/15/12	3,600	3,647

DaimlerChrysler Auto Trust
Series 2008-A, Class A3A
3.70%, 6/8/12	2,500	2,509

Honda Auto Receivables Owner Trust
Series 2007-1, Class A3
5.10%, 3/18/11	6,000	6,120

HSBC Automotive Trust
Series 2006-2, Class A4
5.67%, 5/17/13	1,216	1,252

Hyundai Auto Receivables Trust
Series 2004-A, Class A4
3.54%, 8/15/11	249	249

Hyundai Auto Receivables Trust
Series 2006-A, Class A4
5.26%, 11/15/12	4,885	4,989

JPMorgan Auto Receivables Trust
Series 2007-A, Class A4
5.19%, 2/15/14 (1)	2,950	3,017

M & I Auto Loan Trust
Series 2005-1, Class A4
4.86%, 3/21/11	1,008	1,017

Nissan Auto Receivables Owner Trust
Series 2004-A, Class A4
2.76%, 7/15/09	606	606

Nissan Auto Receivables Owner Trust
Series 2007-A, Class A3
5.10%, 11/15/10	2,000	2,022
Nissan Auto Receivables Owner Trust
Series 2008-A, Class A3
3.89%, 7/15/10	2,350	2,355

Onyx Acceptance Grantor Trust
Series 2004-B, Class A4
3.89%, 2/15/11	125	124

Onyx Acceptance Grantor Trust
Series 2005-A, Class A4
3.91%, 9/15/11	2,727	2,732

Triad Auto Receivables Owner Trust
Series 2004-A, Class A4
2.50%, 9/13/10	175	173

Triad Auto Receivables Owner Trust
Series 2006-B, Class A3
5.41%, 8/12/11	682	690

USAA Auto Owner Trust
Series 2005-2, Class A4
4.17%, 2/15/11	1,748	1,757

USAA Auto Owner Trust
Series 2005-3, Class A3
4.55%, 2/16/10	109	109

USAA Auto Owner Trust
Series 2007-2, Class A3
4.90%, 2/15/12	4,500	4,610

USAA Auto Owner Trust
Series 2008-1, Class A3
4.16%, 4/16/12	1,675	1,695

Volkswagen Auto Lease Trust
Series 2006-A, Class A4
5.54%, 4/20/11	2,890	2,920

Volkswagen Auto Loan Enhanced Trust
Series 2005-1, Class A4
4.86%, 2/20/09	1,275	1,281

Volkswagen Auto Loan Enhanced Trust
Series 2007-1, Class A3
5.20%, 1/20/10	2,950	2,981

Wachovia Auto Owner Trust
Series 2006-A, Class A4
5.38%, 3/20/13	1,208	1,233
Wachovia Auto Owner Trust
Series 2007-1, Class A3A
5.29%, 4/20/12	5,125	5,268

WFS Financial Owner Trust
Series 2004-2, Class C
3.20%, 11/21/11	57	57

WFS Financial Owner Trust
Series 2005-1, Class A4
3.87%, 8/17/12	3,950	3,957

World Omni Auto Receivables Trust
Series 2005-A, Class A4
3.82%, 11/12/11	269	269

		66,436

Credit Card Backed 3.6%

Bank of America Credit Card Trust
Series 2007-C1, Class C1, VR
3.411%, 6/16/14	3,470	3,042

Bank One Issuance Trust
Series 2004-A6, Class A6
3.94%, 4/16/12	280	283

Cabela's Credit Card Master Trust
Series 2005-1A, Class A1
4.97%, 10/15/13 (1)	755	785

Capital One Multi-Asset Execution Trust
Series 2003-C4, Class C4
6.00%, 8/15/13	5,495	5,360

Capital One Multi-Asset Execution Trust
Series 2005-A2, Class A2
4.05%, 2/15/11	280	280

Capital One Multi-Asset Execution Trust
Series 2007, Class C2, VR
3.421%, 11/17/14	4,550	3,940

Capital One Multi-Asset Execution Trust
Series 2007-A9, Class A9
4.95%, 8/15/12	3,185	3,277
Capital One Multi-Asset Execution Trust
Series 2007-C3, Class C3, VR
3.411%, 4/15/13	1,895	1,740

Citibank Credit Card Issuance Trust
Series 2006-A2, Class A2
4.85%, 2/10/11	2,500	2,534

Citibank Credit Card Issuance Trust
Series 2007-A5, Class A5
5.50%, 6/22/12	5,000	5,247

Citibank Credit Card Master Trust I
Series 1999-2, Class A
5.875%, 3/10/11	2,000	2,051

GE Capital Credit Card Master Note Trust
Series 2007-3, Class C, VR
3.421%, 6/15/13	2,775	2,534

MBNA Credit Card Master Note Trust
Series 2005-A3, Class A3
4.10%, 10/15/12	10,000	10,192

MBNA Credit Card Master Note Trust
Series 2006-C3, Class C3, VR
3.411%, 10/15/13	3,025	2,672

Nordstrom Private Label Credit Card Master Trust
Series 2007-1A, Class A
4.92%, 5/15/13 (1)	4,850	5,007

		48,944

Equipment Lease Heavy Duty 0.7%

CNH Equipment Trust
Series 2007-A, Class A3
4.99%, 10/15/10	4,000	4,062

John Deere Owner Trust
Series 2005-A, Class A4
4.16%, 5/15/12	570	574

John Deere Owner Trust
Series 2006-A, Class A4
5.39%, 6/17/13	1,284	1,310
John Deere Owner Trust
Series 2007-A, Class A3
5.04%, 7/15/11	4,500	4,501

		10,447

Equipment Lease Small 0.0%

GE Equipment Small Ticket
Series 2005-1A, Class A4
4.51%, 12/22/14 (1)	20	20

		20

Home Equity Loans Backed 0.2%

BankBoston Home Equity Loan Trust
Series 1998-2, Class A6, VR
6.64%, 12/25/28	584	607

Chase Funding Mortgage Loan
Series 2002-4, Class 2A1, VR
3.875%, 10/25/32	94	93

Chase Funding Mortgage Loan
Series 2003-3, Class 1A6
3.717%, 10/25/14	2,058	1,998

Residential Asset Mortgage Products
Series 2003-RZ2, Class A1, CMO, VR
3.60%, 4/25/33	297	280

Sovereign Bank Home Equity Loan Trust
Series 2000-1, Class A6
7.25%, 2/25/15	44	40

		3,018

Motorcycles 0.1%

Harley-Davidson Motorcycle Trust
Series 2003-3, Class A2
2.76%, 5/15/11	414	413
Harley-Davidson Motorcycle Trust
Series 2003-4, Class A2
2.69%, 4/15/11	516	515

		928

Other Asset-Backed Securities 0.8%

FPL Recovery Funding
Series 2007-A, Class A2
5.044%, 8/1/15	9,900	10,154

Marriott Vacation Club Owner Trust
Series 2005-2, Class A
5.25%, 10/20/27 (1)	423	443

Marriott Vacation Club Owner Trust
Series 2006-1A, Class A
5.737%, 4/20/28 (1)	466	487

Marriott Vacation Club Owner Trust
Series 2006-2A, Class A
5.362%, 10/20/28 (1)	111	117

		11,201

Stranded Asset 0.8%

Centerpoint Energy Transportation Board
Series 2005-A, Class A2
4.97%, 8/1/14	255	262

PECO Energy Transition Trust
Series 2000-A, Class A4
7.65%, 3/1/10	5,000	5,331

PP&L Transition Bond Company
Series 1999-1, Class A8
7.15%, 6/25/09	1,172	1,193

PSE&G Transition Funding
Series 2001-1, Class A5
6.45%, 3/15/13	3,950	4,255

		11,041

Total Asset-Backed Securities (Cost $151,107)		152,035
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 6.8%

Commercial Mortgage Backed Securities 6.3%

Banc of America Commercial Mortgage
Series 2003-1, Class A1, CMO
3.878%, 9/11/36	1,596	1,548

Banc of America Commercial Mortgage
Series 2004-6, Class A1, CMO
3.801%, 12/10/42	11	10

Bear Stearns Commercial Mortgage Securities
Series 1998-C1, Class A2, CMO
6.44%, 6/16/30	566	569

Bear Stearns Commercial Mortgage Securities
Series 2004-PWR6, Class A1, CMO
3.688%, 11/11/41	15	15

Bear Stearns Commercial Mortgage Securities
Series 2005-PWR9, Class A1, CMO
4.498%, 9/11/42	1,480	1,460

Bear Stearns Commercial Mortgage Securities
Series 2006-PW12, Class A1, CMO, VR
5.546%, 9/11/38	968	967

Citigroup Commercial Mortgage Trust
Series 2004-C2, Class A1, CMO
3.787%, 10/15/41	20	20

Citigroup/Deutsche Bank Commercial Mortgage
Series 2005-CD1, Class A1, CMO
5.047%, 7/15/44	2,744	2,724

Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C2, Class A1, CMO
3.819%, 5/15/36	4,232	4,041

Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-C5, Class A2, CMO, VR
5.10%, 8/15/38	5,000	4,933

Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class A1, CMO
4.771%, 9/15/39	986	971
Credit Suisse Mortgage Capital Certificates
Series 2007-C1, Class A1, CMO
5.227%, 2/15/40	3,667	3,636

Credit Suisse Mortgage Capital Certificates
Series 2007-C4, Class A1, CMO, VR
5.54%, 9/15/39	3,563	3,545

DLJ Commercial Mortgage
Series 1999-CG2, Class A1B, CMO, VR
7.30%, 6/10/32	839	872

GE Capital Commercial Mortgage
Series 2005-C4, Class A1, CMO
5.082%, 11/10/45	478	474

Greenwich Capital Commercial Funding
Series 2005-GG3, Class A2, CMO
4.305%, 8/10/42	2,560	2,511

Greenwich Capital Commercial Funding
Series 2005-GG3, Class A3, CMO
4.569%, 8/10/42	5,150	4,884

Greenwich Capital Commerical Funding
Series 2004-GGIA, Class A3, CMO
4.344%, 6/10/36	2,109	2,087

Greenwich Capital Commerical Funding
Series 2007-GG9, Class A1, CMO
5.233%, 3/10/39	3,877	3,834

JPMorgan Chase Commercial Mortgage Securities
Series 2001-C1B2, Class A2, CMO
6.244%, 4/15/35	1,473	1,523

JPMorgan Chase Commercial Mortgage Securities
Series 2002-C3, Class A1, CMO
4.20%, 7/12/35	3,428	3,389

JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP4, Class A1, CMO
4.613%, 10/15/42	103	103

JPMorgan Chase Commercial Mortgage Securities
Series 2006-CB17, Class A1, CMO
5.279%, 12/12/43	2,071	2,051

JPMorgan Chase Commercial Mortgage Securities
Series 2006-LDP9, Class A1, CMO
5.17%, 5/15/47	2,313	2,291
LB-UBS Commercial Mortgage Trust
Series 2003-C8, Class A1, CMO
3.636%, 11/15/27	649	645

LB-UBS Commercial Mortgage Trust
Series 2004-C2, Class A2, CMO
3.246%, 3/15/29	3,875	3,797

LB-UBS Commercial Mortgage Trust
Series 2004-C4, Class A2, CMO, VR
4.567%, 6/15/29	4,075	4,038

LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A1, CMO
5.018%, 2/15/31	5,804	5,763

Morgan Stanley Capital I
Series 2006-T23, Class A1, CMO
5.682%, 8/12/41	991	992

Morgan Stanley Capital I
Series 2007-T27, Class A1, CMO
5.606%, 6/11/42	9,996	9,902

Morgan Stanley Capital I
Series 2007-T27, Class A2, CMO,VR
5.650%, 6/11/42	6,000	5,886

Morgan Stanley Dean Witter Capital
Series 2002-TOP7, Class A1, CMO
5.38%, 1/15/39	213	218

Morgan Stanley Dean Witter Capital
Series 2003-HQ2, Class A1, CMO
4.18%, 3/12/35	4,748	4,485

PNC Mortgage Acceptance Corporation
Series 1999-CM1, Class A1B, CMO, VR
7.33%, 10/10/09	2,329	2,449

		86,633

Whole Loans Backed 0.5%

Bank of America Mortgage Securities
Series 2004-A, Class 2A2, CMO, ARM
4.094%, 2/25/34	408	400
Bank of America Mortgage Securities
Series 2004-H, Class 2A2, CMO, ARM
4.748%, 9/25/34	915	902
Washington Mutual Alternative Mortgage
Series 2005-4, Class CB1, CMO, ARM
3.585%, 6/25/35	50	50
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR2, Class 2A2, CMO, ARM
4.541%, 3/25/35	404	400
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR2, Class 3A1, CMO, VR
4.935%, 3/25/35	512	510
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR12, Class 1A1, CMO, ARM
6.022%, 9/25/36	2,681	2,684
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR16, Class A1, CMO, ARM
5.665%, 10/25/36	1,662	1,681
		6,627

Total Non-U.S. Government Mortgage-Backed Securities (Cost $93,663)		93,260

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 27.9%
U.S. Government Agency Obligations (2) 27.6%
Federal Home Loan Mortgage
5.00%, 10/1/18 - 11/1/18	2,091	2,123
5.50%, 12/1/17	690	710
6.00%, 11/1/11 - 8/1/22	8,786	9,082
6.28%, 10/27/31	17	18
11.25%, 10/1/09	—	—
12.50%, 11/1/09	—	—
Federal Home Loan Mortgage, ARM
4.211%, 2/1/33	16	17
4.641%, 7/1/35	2,577	2,618
4.699%, 2/1/35	3,866	3,922
4.809%, 11/1/34	519	526
5.05%, 11/1/35	271	275
5.129%, 1/1/36	2,181	2,242
5.336%, 2/1/37	4,418	4,483
5.353%, 4/1/37	9,985	10,124
5.38%, 2/1/37	1,249	1,270
5.384%, 1/1/36	136	140
5.464%, 2/1/37	3,789	3,880
5.54%, 10/1/36	11,312	11,698
5.914%, 2/1/37	3,656	3,762
5.92%, 1/1/37	803	825
5.979%, 12/1/36	2,663	2,735
6.001%, 11/1/36	1,321	1,355
6.037%, 10/1/36	2,071	2,155
6.892%, 10/1/33	7	7
6.895%, 2/1/34	31	31
Federal Home Loan Mortgage, CMO
4.00%, 1/15/22	162	162
4.25%, 12/15/21	3,814	3,869
4.50%, 2/15/20	11,099	11,220
5.00%, 4/15/17 - 1/15/28	17,679	18,041
5.50%, 8/15/13	3,431	3,522
5.75%, 7/15/11	5,000	5,109
6.00%, 9/15/13 - 1/15/30	11,305	11,805
6.50%, 11/15/20 - 8/15/30	1,894	1,972
Federal National Mortgage Assn.
4.50%, 5/1/18 - 11/1/20	18,374	18,453
5.00%, 1/1/09 - 10/1/21	44,425	45,027
5.50%, 5/1/16 - 12/1/34	33,988	34,790
5.82%, 2/1/09	76	76
6.00%, 7/1/13 - 2/1/36	41,298	42,443
6.50%, 9/1/12 - 4/1/14	963	1,013
7.00%, 7/1/22 - 10/1/23	4,325	4,522
Federal National Mortgage Assn., ARM
3.816%, 10/1/33	2,723	2,771
4.582%, 7/1/34	3,161	3,207
4.626%, 2/1/32	35	35
4.799%, 9/1/35	8,069	8,142
4.964%, 1/1/34	137	140
5.316%, 12/1/35	249	256
5.343%, 12/1/35	281	289
5.422%, 7/1/27	13	13
5.45%, 9/1/37	4,557	4,640
5.472%, 6/1/37	2,449	2,532
5.533%, 12/1/35	412	424
5.54%, 1/1/37	4,995	5,100
5.542%, 7/1/36	2,584	2,668
5.647%, 12/1/35	115	118
5.781%, 1/1/35	47	48
5.798%, 9/1/37	5,064	5,204
5.947%, 2/1/33	21	22
5.982%, 9/1/36	814	836
6.028%, 12/1/36	1,128	1,161
6.41%, 12/1/32	185	187
6.456%, 10/1/32	72	73
6.899%, 9/1/32	95	96
7.044%, 7/1/33	7	7
Federal National Mortgage Assn., CMO
3.50%, 4/25/13	732	730
4.00%, 5/25/16	469	471
4.50%, 6/25/13 - 11/25/14	10,398	10,562
5.00%, 5/25/16 - 10/25/27	6,209	6,359
5.50%, 6/25/10 - 5/25/27	5,853	5,991
5.61%, 1/25/32	12	12
5.875%, 9/25/28	5	5
Federal National Mortgage Assn., TBA
4.50%, 1/1/19	12,000	11,997
5.00%, 1/1/20	23,350	23,621
Freddie Mac Stated Final, CMO
3.32%, 12/15/11	1,376	1,374
4.00%, 12/15/22	17	17
5.50%, 7/15/28	10,970	11,384
		376,514
U.S. Government Obligations 0.3%
Government National Mortgage Assn.
4.50%, 4/15/18 - 6/15/18	1,936	1,952
6.00%, 7/15/16 - 12/15/32	724	751
6.50%, 5/15/09	49	49
7.00%, 9/15/12 - 12/15/13	135	140
8.50%, 8/15/16 - 1/20/28	535	588
9.00%, 4/15/09 - 8/15/25	327	357
9.50%, 8/15/21 - 12/15/21	78	87
10.50%, 4/15/13	22	24
13.50%, 7/15/11	2	2
Government National Mortgage Assn., CMO, 4.287%, 1/16/30	45	47
		3,997

Total U.S. Government & Agency Mortgage-Backed Securities (Cost $370,833)		380,511
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 10.8%
U.S. Government Agency Obligations (2) 5.6%
Federal Agriculture Mortgage, 4.25%, 7/29/08	37	37
Federal Home Loan Bank, 3.875%, 1/15/10	2,640	2,714
Federal Home Loan Bank, 5.125%, 8/8/08	5,000	5,052
Federal Home Loan Mortgage, 4.00%, 12/15/09	3,075	3,168
Federal Home Loan Mortgage, 4.125%, 10/18/10	26,700	27,775
Federal Home Loan Mortgage, 4.25%, 7/15/09	2,640	2,711
Federal Home Loan Mortgage, 5.00%, 9/16/08	5,000	5,063
Federal Home Loan Mortgage, 5.125%, 4/18/08	100	100
Federal National Mortgage Assn., 3.25%, 8/15/08	2,180	2,186
Federal National Mortgage Assn., 5.00%, 9/15/08	5,000	5,063
Federal National Mortgage Assn., 5.25%, 1/15/09	85	87
Federal National Mortgage Assn., 6.375%, 6/15/09	19,140	20,135
Federal National Mortgage Assn., VR, 5.446%, 2/17/09	1,860	1,877
		75,968
U.S. Treasury Obligations 5.2%
U.S. Treasury Notes, 2.625%, 3/15/09	2,400	2,424
U.S. Treasury Notes, 3.125%, 10/15/08	3,500	3,529
U.S. Treasury Notes, 3.375%, 11/15/08	2,400	2,427
U.S. Treasury Notes, 3.875%, 5/15/09	8,000	8,216
U.S. Treasury Notes, 3.875%, 9/15/10	105	111
U.S. Treasury Notes, 4.00%, 3/15/10	500	524
U.S. Treasury Notes, 4.125%, 8/15/08	75	76
U.S. Treasury Notes, 4.25%, 11/15/13	630	683
U.S. Treasury Notes, 4.375%, 12/15/10	14,000	14,973
U.S. Treasury Notes, 4.50%, 2/15/09	23,930	24,547
U.S. Treasury Notes, 4.50%, 11/15/10	12,825	13,743
U.S. Treasury Notes, 4.625%, 3/31/08	55	55
		71,308
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed)
(Cost $143,650)		147,276
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 2.7%
Foreign Government & Municipalities
(Excluding Canadian) 2.7%
New South Wales Treasury, 8.00%, 3/1/08 (AUD)	6,850	6,381
United Mexican States, 8.00%, 12/24/08 (MXN)	74,845	7,006
United Mexican States, 8.00%, 12/19/13 (MXN)	153,845	14,683
United Mexican States, 9.00%, 12/24/09 (MXN)	91,700	8,782
Total Foreign Government Obligations & Municipalities (Cost $35,703)		36,852
MUNICIPAL SECURITIES 2.2%
Illinois 0.6%
Illinois HFA, Central DuPage Health, AR, 7.49%, 11/1/38	1,525	1,525
Illinois HFA, Palos Community Hosp., AR, 14.00%, 5/15/18 (3)	6,525	6,525
		8,050
Indiana 0.4%
Indiana HEFA, Clarian Health, AR, 7.99%, 2/15/21 (3)	5,000	5,000
		5,000
Pennsylvania 0.3%
Pennsylvania 5.00%, 1/1/18 (Prerefunded 1/1/13) (3)(4)	3680	3,948
		3,948
Texas 0.9%
Harris County Health Fac. Dev., Christus Health, AR
7.25%, 7/1/36 (5)	3,250	3,250
Harris County Health Fac. Dev., St. Luke's Episcopal, AR
7.555%, 2/15/47 (6)	9,600	9,600
		12,850
Total Municipal Securities (Cost $29,848)		29,848
SHORT-TERM INVESTMENTS 12.6%
Money Market Funds 12.6%
T. Rowe Price Reserve Investment Fund, 3.80% (7)(8)	171,460	171,460
Total Short-Term Investments (Cost $171,460)		171,460
Total Investments in Securities
102.3% of Net Assets (Cost $1,372,960)		$1,395,963

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$40,864 and represents 3.0% of net assets.
(2)	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
(3)	Insured by MBIA Insurance Corp.
(4)	Prerefunded date is used in determining portfolio maturity.
(5)	Insured by Financial Security Assurance Inc.
(6)	Insured by Financial Guaranty Insurance Company
(7)	Seven-day yield
(8)	Affiliated Companies
AR	Auction Rate security with an interest rate reset feature through a modified Dutch auction at predetermined short-term intervals; rate shown is effective rate at period-end.
ARM	Adjustable Rate Mortgage
AUD	Australian Dollar
CMO	Collateralized Mortgage Obligation
FRN	Floating-Rate Note
HEFA	Health & Educational Facility Authority
HFA	Health Facility Authority
MXN	Mexican Peso
STEP	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
TBA	To Be Announced purchase commitment; TBAs totaled $35,618 (2.6% of net assets) at period-end - see Note 2.
USD	U.S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end.

SWAPS 0.0%	NOTIONAL AMOUNT	VALUE

Credit Default Swaps 0.0%

Deutsche Bank, Protection Bought (Relevant Credit: BNP
Paribas, FRN, 4.446%, 10/20/08), Pay 0.64%, Receive upon
credit default, 3/20/13	(4,300)	26

Deutsche Bank, Protection Bought (Relevant Credit: Halliburton
Company, 5.50%, 10/15/10), Pay 0.46%, Receive upon credit
default, 6/20/13	(4,300)	44

Goldman Sachs, Protection Bought (Relevant Credit: Altria
Group, 11/4/13), Pay 0.56%, Receive upon credit default,
12/20/14	(4,200)	78

Goldman Sachs, Protection Sold (Relevant Credit: Reynolds
American 7.625%, 6/1/16), Receive 1.13%, Pay upon credit
default, 12/20/14	4,200	(108)

Merrill Lynch, Protection Bought (Relevant Credit: CBS Corp.,
4.625%, 5/15/18), Pay 1.27%, Receive upon credit
default, 6/20/13	(2,150)	52

Merrill Lynch, Protection Sold (Relevant Credit: Lehman
Brothers, 6.625%, 1/18/12), Receive 1.00%, Pay upon credit
default, 12/20/08	1,750	(23)

Total Swaps (Premium Paid/Received $0)		69

Open Forward Currency Exchange Contracts at February 29, 2008 were as follows:
(Amounts in 000s)
						Unrealized
Counterparty	Settlement	Receive		Deliver		Gain (Loss)
State Street Bank	3/3/08	USD	6,548	AUD	7,124	$ (124)

Net unrealized gain (loss) on open
forward currency exchange contracts						$ (124)

(8) Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	2/29/08	5/31/07
T. Rowe Price Reserve
Investment Fund,
3.80%	¤	¤	$ 8,002	$171,460	$234,023

Totals			$ 8,002	$171,460	$234,023

¤ Purchase and sale information not shown for cash management funds.

Other information for the period ended February 29, 2008 related to affiliated companies is as follows:

Investment in securities, at cost	$171,460
Dividend income	8,002
Interest income	-
Investment income	$8,002
Realized gain (loss) on securities	$-
Capital gain distributions from
mutual funds	$-

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Short-Term Income Fund
Unaudited	February 29, 2008
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Short-Term Income Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act), as a diversified, open-end management investment company. The fund is available for investment only by mutual funds and college savings plans managed by T. Rowe Price Associates, Inc. (Price Associates) and/or its affiliates, and is not available for direct purchase by members of the public. The fund seeks a high level of income consistent with minimal fluctuation in principal value and liquidity.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter (OTC) market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swap agreements are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning June 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Forward Currency Exchange Contracts

The fund may invest in forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates and exchange rates. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in currency values.

Swaps

The fund may invest in credit default swaps under which it buys or sells protection against a defined-issuer credit event. Upon a defined-issuer credit event, the fund is required to either deliver the notional amount of the contract in cash and take delivery of the relevant credit or deliver cash approximately equal to the notional amount of the contract less market value of the relevant credit at the time of the credit event. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from changes in creditworthiness of the relevant underlying issuer. In order to mitigate counterparty risk and subject to specific contractual arrangements, the fund may receive eligible security collateral from such counterparties upon unrealized gain amounts reaching certain thresholds. Eligible security collateral generally includes debt securities issued by the U.S. government or related agencies. At February 29, 2008, no such collateral was received.

TBA Purchase Commitments

The fund may enter into to be announced (TBA) purchase commitments, pursuant to which it agrees to purchase mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for that security. With TBA transactions, the particular securities to be delivered are not identified at trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The fund generally enters into TBAs with the intention of taking possession of the underlying mortgage securities. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its TBAs.

NOTE 3 - FEDERAL INCOME TAXES

At February 29, 2008, the cost of investments for federal income tax purposes was $1,372,960,000. Net unrealized gain aggregated $22,966,000 at period-end, of which $27,702,000 related to appreciated investments and $4,736,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Short-Term Income Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	April 23, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	April 23, 2008

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	April 23, 2008